CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,593)	$ (2,816)	$ (7,314)	$ (7,195)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,205	2,419	3,154	2,314
Stock-based compensation	10,436	2,577	4,082	1,545
Accretion of discount on investment in marketable debt securities	(2,855)	(885)	(1,319)
Revaluation of warrant liabilities and forfeiture of warrants	717	(139)	25	182
Issuance of warrants		139	274
Deferred income taxes		(113)	(176)
Changes in assets and liabilities:
Accounts receivable	958	(1,704)	(2,098)	(279)
Unbilled revenue	(1,356)	(1,385)	(1,748)	(503)
Prepaid expenses and other current assets	(10,843)	(4,341)	(5,690)	(3,477)
Other assets	(1,047)	(804)	(995)	(2,828)
Accounts payable	(1,475)	3,140	3,171	(563)
Accrued and other current liabilities	6,893	1,782	4,336	1,642
Other long-term liabilities	10,689	(212)	302	35
Deferred revenue	2,944	264	47	771
Net cash used in operating activities	(3,327)	(2,078)	(3,949)	(8,356)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of corporate and customer fund short-term investments	(830,694)	(633,405)	(830,622)	(726,788)
Proceeds from maturities of corporate and customer fund short-term investments	596,311	550,814	694,303	290,828
Proceeds from sale of corporate and customer fund short-term investments	25,337	54,715	54,715	16,498
(Increase) decrease in restricted cash and cash equivalents and other receivables included in funds held for customers	102,498	(240,851)	(333,348)	85,876
Purchases of property and equipment	(5,736)	(2,259)	(2,743)	(1,313)
Capitalization of internal-use software costs	(489)	(1,315)	(1,556)	(733)
(Increase) decrease in restricted cash	550	(550)	(550)	211
Net cash used in investing activities	(112,223)	(272,851)	(419,801)	(335,421)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in customer fund deposits liability	24,246	264,897	414,293	263,671
Proceeds from issuance of common stock upon initial public offering, net of underwriting discounts and commissions and other offering costs	225,544
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs		87,875	85,160	55,805
Proceeds from bank borrowings	2,300			9,500
Payments on bank borrowings		(833)	(9,500)	(3,387)
Proceeds from exercise of stock options	1,746	1,316	1,702	693
Proceeds from exercise of stock warrants	144
Payments of deferred debt issuance costs	(151)
Net cash provided by financing activities	253,829	353,255	491,655	326,282
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	138,279	78,326	67,905	(17,495)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	90,306	22,401	22,401	39,896
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 228,585	$ 100,727	90,306	22,401
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest			872	436
Accrued purchases of property and equipment				$ 1,908
Accrued deferred offering and debt issuance costs			$ 470